Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pin Pads & POS
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	5 years	3 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	10 years
Telephony equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	5 years
Vehicles and airplane
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	5 years
Bottom of range | IT equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	5 years
Bottom of range | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3 years
Top of range | IT equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	10 years
Top of range | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	5 years